Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Expected life of options	7 years 4 months 24 days
Risk-free interest rate	1.95%
Expected volatility	21.42%
Expected dividend yield	4.87%